Profit / (Loss) on Deconsolidation Due to Insolvency (Tables)	12 Months Ended
Dec. 31, 2024
Profit / (Loss) on Deconsolidation Due to Insolvency [Abstract]
Schedule of Profit on Deconsolidation	No consideration was received, and no retained interest in the subsidiary was held by the Group.
€’000
Total assets	(35,929)
Total liabilities	38,648
Profit on deconsolidation	2,719